Shareholders' Equity - Additional information (Details)				1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2022 shares	Feb. 15, 2022 shares	Feb. 14, 2022 shares	Feb. 28, 2022 USD ($) $ / shares	Mar. 31, 2022 USD ($) employee $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Mar. 30, 2022 $ / shares shares	Sep. 20, 2021 $ / shares	Jul. 22, 2021 $ / shares shares	Jul. 21, 2021 $ / shares shares	May 04, 2021 $ / shares	Mar. 29, 2021 $ / shares	Sep. 12, 2020 $ / shares shares	Sep. 11, 2020 $ / shares shares
Stockholders Equity [Line Items]
Common stock, shares authorized					24,000,000	24,000,000	600,000,000		600,000,000	200,000,000			200,000,000	20,000,000
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.025	$ 0.025	$ 0.001		$ 0.001	$ 0.001			$ 0.001	$ 0.001
Statutory reserve | $					$ 990,699	$ 973,555
Share consolidation ratio	0.04
Share-based compensation expense | $						$ 805,410
Investor warrants exercise price | $ / shares				$ 0.20				$ 0.22			$ 0.30	$ 1.15
Fair value of warrants | $					$ 7,328
Shares issued under Share incentive plan					1,168,000
Percentage of shares issued under share incentive plan					10.00%
Vesting percentage					20.00%
Vesting period					5 years
Shares Vested under Share incentive plan						596,600
Number of employees exercised share incentive plan | employee					4
Remaining ordinary shares available Share incentive plan	22,856				571,400
Statutory surplus reserve					10.00%
Issuance of common shares, net (in shares)					30,000,000
Price per share | $ / shares					$ 0.20
Proceeds from issuance of common stock | $				$ 6,000,000
Minimum percentage of statutory reserve transferable						3.85%
Warrants Exercisable Weighted Average Exercise Price | $ / shares					$ 5.00
Farmmi Inc.
Stockholders Equity [Line Items]
% Ownership in subsidiary					50.00%
2021 Stock Incentive Plan
Stockholders Equity [Line Items]
Shares authorized under the plan									40,000,000
Shares issued to employees			10,000,000
Shares cancelled		30,000,000
Share-based compensation expense | $					$ 2,000,000
Warrant [Member]
Stockholders Equity [Line Items]
Fair value of warrants | $					$ 462,592
Investor Warrants And Placement Agent Warrants [Member]
Stockholders Equity [Line Items]
Investor warrants exercise price | $ / shares				$ 0.20				$ 0.22			$ 0.30	$ 1.15